Development Contract (Details Narrative) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended		93 Months Ended	1 Months Ended
	Oct. 31, 2009	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jun. 30, 2011	Dec. 31, 2009	Oct. 31, 2007	Feb. 28, 2007
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Revenue from Grants		$ 314,970	$ 219,017	$ 1,164,473	$ 836,956	$ 1,336,449	$ 642,596	$ 7,954,779
One-time reimbursement, received	3,841,000
Reimbursements received under awards plan				13,079,839		11,914,906
Total grant available to Entity under awards				88,300
U.S. Department Of Energy [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Revenue from Grants										88,000,000	10,000,000
Total grant available to Entity under awards						87,560,000
Unreimbursed amount under this plan						843,998
Company received overpayment from cumulative reimbursement									354,000
U.S. Department Of Energy [Member] | Award One [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Unused grant award money left									366,000
U.S. Department Of Energy [Member] | Award Two [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Revenue from Grants									843,998
U.S. Department Of Energy [Member] | Phase II [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Revenue from Grants										81,000,000
U.S. Department Of Energy [Member] | Project One [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Revenue from Grants										7,000,000
U.S. Department Of Energy [Member] | Maximum [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Revenue from Grants												$ 40,000,000
Award, percentage											60.00%
U.S. Department Of Energy [Member] | Minimum [Member]
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Award, percentage											40.00%